Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Summary of loans, by loan type
Total loans	$ 6,348,172	$ 5,964,688
Commercial, financial and agricultural
Summary of loans, by loan type
Total loans	3,322,668	2,993,203
Real estate - mortgage
Summary of loans, by loan type
Total loans	1,133,525	1,032,222
Commercial Real Estate: Other Construction and Land Development
Summary of loans, by loan type
Total loans	1,683,550	1,716,875
Consumer
Summary of loans, by loan type
Total loans	49,543	55,168
Foreign
Summary of loans, by loan type
Total loans	$ 158,886	$ 167,220